Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document And Entity Information
Entity Registrant Name	Denison Mines Corp.
Entity Central Index Key	0001063259
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity File Number	001-33414
Entity Address Address Line 1	1100-40 University Avenue
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M5J 1T1